S000080810 [Member] Annual Fund Operating Expenses - William Blair Small-Mid Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.24%
Expenses (as a percentage of Assets)	5.04%
Fee Waiver or Reimbursement	4.19%	[1]
Net Expenses (as a percentage of Assets)	0.85%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.19%
Expenses (as a percentage of Assets)	4.99%
Fee Waiver or Reimbursement	4.19%	[1]
Net Expenses (as a percentage of Assets)	0.80%

[1]
William Blair Investment Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.85% and 0.80% of average daily net assets for Class I and Class R6 shares, respectively, until April 30, 2027. The Adviser may not terminate this contractual agreement prior to April 30, 2027 without the approval of the Fund’s Board of Trustees. The Adviser is entitled to recoupment of previously waived fees and reimbursed expenses for a period of three years subsequent to the Fund’s commencement of operations (i.e. until August 17, 2026) to the extent that such recoupment does not cause the annual Fund operating expenses (after the recoupment is taken into account) to exceed both (1) the expense limit in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.